INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS
Schedule of intangible assets

	Weighted Average		Accumulated
December 31, 2014	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	12.9%	1,049	337	712
Natural gas supply opportunities	3.7%	340	83	257
Power purchase agreements	3.8%	96	10	86
Transportation agreements	3.7%	56	18	38
Other	3.6%	85	12	73
		1,626	460	1,166

	Weighted Average		Accumulated
December 31, 2013	Amortization Rate	Cost	Amortization	Net
(millions of Canadian dollars)
Software	13.2%	825	241	584
Natural gas supply opportunities	3.7%	311	65	246
Power purchase agreements	4.0%	87	7	80
Transportation agreements	3.7%	53	15	38
Other	4.0%	64	8	56
		1,340	336	1,004